Discontinued Operations - Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025
Commitments and Contingencies [Abstract]
Operating lease payments	$ 64,829	$ 7,289	$ 33,540
Weighted average remaining lease term (in years):		2 years 5 months 1 day	2 years 2 months 1 day
Weighted average discount rate:		5.50%	7.00%